Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(b) Cash, Cash Equivalents and Short-Term Investments

The Company considers all highly liquid investments with maturities of 90 days or less when purchased to be cash equivalents. Cash and cash equivalents at December 31, 2012 and 2011 consisted of cash and money market funds.

Management determines the appropriate classification of marketable securities at the time of purchase. Investments that the Company does not have the positive intent to hold to maturity are classified as “available-for-sale” and reported at fair market value. Unrealized gains and losses associated with available-for-sale investments are recorded in “Accumulated other comprehensive income” on the accompanying balance sheets. The amortization of premiums and accretion of discounts, and any realized gains and losses and declines in value judged to be other-than-temporary, and interest and dividends for all available-for-sale securities are included in “Investment income, net” on the accompanying statements of operations. Investments that the Company intends to hold to maturity are classified as “held-to-maturity” investments. The Company had no “held-to-maturity” or other investments at either December 31, 2012 or 2011. The cost of securities sold is based on the specific identification method.

The Company had no realized gains or losses from available-for-sale securities in 2012, 2011 or 2010. There were no losses or other-than-temporary declines in value included in “Investment income, net” for any securities for the three years ended December 31, 2012. The Company had no auction rate securities as of December 31, 2012 and 2011.

(c) Restricted Cash

As part of the Company’s lease arrangement for its office and laboratory facility, the Company is required to restrict cash for a security deposit. As of December 31, 2012 and 2011, the restricted cash amounted to $311,000 held in certificates of deposit securing a line of credit for the lessor.

(d) Depreciation and Amortization

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the related assets. Laboratory and other equipment are depreciated over three to five years. Leasehold improvements are amortized over the remaining lease term or the related useful life, if shorter.

(e) Revenue Recognition

An important part of the Company’s business strategy is to enter into research and development collaborations with biotechnology and pharmaceutical corporations that bring expertise and resources to the potential research and development and commercialization of drugs based on the Company’s technology. Under the Company’s research and development collaborations, the Company has generally licensed specified portions of its intellectual property and provided research and development services to the collaborator during the period of continued involvement in the early portion of the collaborations. The collaborators have generally been responsible for drug development activities initiated after the collaboration is effective. The collaborators are also generally responsible for any commercialization activities that may be initiated if any of the drug candidates receive marketing approval from the appropriate regulatory authority. The terms of these agreements may include non-refundable license fees, research and development funding, payments based upon achievement of clinical and preclinical development milestones and royalties on product sales.

When evaluating multiple element arrangements prior to adopting new revenue accounting standards on January 1, 2011, the Company considered whether the components of the arrangement represented separate units of accounting. The Company recognized revenue from non-refundable upfront fees received under collaboration agreements, not specifically tied to a separate earnings process, ratably over the term of the contractual obligation or the Company’s estimated continuing involvement under the research collaboration. If the estimated period of continuing involvement was subsequently modified, the period over which the upfront fee was recognized was modified accordingly on a prospective basis. The Company recognized revenue from reimbursements earned in connection with research and development collaboration agreements as related research and development costs were incurred, and contractual services were performed, provided collectability was reasonably assured. For payments that were specifically associated with a separate earnings process, the Company recognized revenue when the specific performance obligation was completed. Performance obligations typically consisted of significant milestones in the development life cycle of the related technology, such as initiating clinical trials, filing for approval with regulatory agencies, and obtaining approvals from regulatory agencies. The Company recognized revenue from milestone payments received under collaboration agreements when earned, provided that the milestone event was substantive, its achievability was not reasonably assured at the inception of the agreement, it had no further performance obligations relating to the event, and collectability was reasonably assured. Amounts received prior to satisfying the above revenue recognition criteria were recorded as deferred revenue in the Company’s balance sheet.

Under the Company’s recent collaborative arrangements, the Company has received non-refundable license fees, milestone payments, reimbursements of certain internal and external research and development expenses and patent-related expenses. The Company is also entitled to receive royalties on product sales. The Company classifies all of these amounts as revenue since it considers licensing intellectual property and providing research and development and patent-related services to be part of its central business operations. For the year ended December 31, 2010, alliance revenue consisted primarily of revenue recognized under the collaboration with Merck KGaA, Darmstadt, Germany (Merck KGaA), which was terminated in November 2011, and the collaboration with Merck & Co. Since the Company completed the research portions of these collaborations during 2010, all of the upfront license fee payments under the collaborations were fully amortized and recognized by December 2010. Consequently, the amount of license fee revenue that the Company recognized under the Merck KGaA and Merck & Co. collaborations decreased in 2010 and the Company did not recognize any license fee revenue under the Merck KGaA and Merck & Co. collaborations during 2012 and 2011. For the years ended December 31, 2012 and 2011, alliance revenue consisted primarily of other revenue from the reimbursement by licensees of costs associated with patent maintenance. Alliance revenue for 2012, 2011 and 2010, including revenue recognized under the Company’s collaborative arrangements with Merck KGaA and Merck & Co. during 2010, was as follows:

	December 31,
(In thousands)	2012	2011	2010
Merck KGaA	$—	$—	$11,173
Merck & Co.	—	—	4,768

Total collaboration revenue	—	—	15,941
Other revenue	51	53	169

Total alliance revenue	$51	$53	$16,110

During the year ended December 31, 2010, the Company incurred approximately $26,000 in third-party expenses in connection with its collaborative arrangements. The Company did not incur any such expenses in the corresponding 2012 and 2011 periods. These third-party expenses are classified as research and development and general and administrative expenses.

The Company adopted Accounting Standard Update (ASU) No. 2009-13, “Multiple-Element Revenue Arrangements” and ASU No. 2010-17, “Milestone Method of Revenue Recognition” on January 1, 2011. These new accounting standards did not affect revenue that the Company earned through December 31, 2012. The Company plans to follow No. 2009-13 prospectively for any arrangements entered into or materially modified after the adoption date. The Company plans to follow ASU No. 2010-17 prospectively for any future milestones.

Additional information on the Company’s collaborative arrangements is included in Note 5.

(f) Financial Instruments

The fair value of the Company’s financial instruments is determined and disclosed in accordance with the three-tier fair value hierarchy specified in note 2(m). The Company is required to disclose the estimated fair values of its financial instruments. The Company’s financial instruments consist of cash and cash equivalents, receivables and, at December 31, 2011, a warrant liability. The estimated fair values of these financial instruments approximate their carrying values as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company did not have any derivatives, hedging instruments or other similar financial instruments except for the warrant liability, at December 31, 2011, discussed in note 2(m), the Series D redeemable convertible preferred stock, the (Series D preferred stock), embedded features discussed in note 6(a) and the Series E convertible preferred stock, the (Series E preferred stock) embedded features discussed in note 7(g).

(g) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 is comprised of reported net income (loss) and any change in net unrealized gains and losses on investments during each year, which is included in “Accumulated other comprehensive income” on the accompanying balance sheets.

Effective January 1, 2012, the Company adopted Accounting Standard Update No. 2011-05, “Comprehensive Income” (ASU No. 2011-05), which requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. ASU No. 2011-05 is applied retroactively to all periods presented. ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The update does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. The Company adopted ASU No. 2011-05 by presenting the components of net income and other comprehensive income as one continuous statement. The adoption of ASU No. 2011-05 did not have a material impact on the Company’s financial position or results of operations.

The following table includes the changes in the accumulated balance of the component of other comprehensive loss for the years ended December 31, 2011 and 2010:

	Year ended December 31,
(In thousands)	2011	2010
Accumulated unrealized gain (loss) on available-for-sale securities at beginning of period	$13	$(19)
Change during the period	(13)	32

Accumulated unrealized gain on available-for-sale securities at end of period	$—	$13

There was no accumulated unrealized gain or loss on available-for-sale securities during 2012.

(h) Net Income (Loss) per Common Share applicable to Common Stockholders

Basic and diluted net loss per common share applicable to common stockholders is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share applicable to common stockholders is the same as basic net loss per common share applicable to common stockholders for each of the three years ended December 31, 2012 as the effects of the Company’s potential common stock equivalents are antidilutive (see Note 11).

(i) Segment Reporting

The Company views its operations and manages its business as one operating segment. Accordingly, the Company operates in one segment, which is the business of discovering and developing novel therapeutics that modulate immune responses through TLRs. As a result, the financial information disclosed herein represents all of the material financial information related to the Company’s principal operating segment. For all of the periods presented, all of the Company’s revenues were generated in the United States. As of December 31, 2012 and 2011, all assets were located in the United States.

(j) Stock-Based Compensation

The Company recognizes all share-based payments to employees and directors as expense in the statements of operations and comprehensive loss based on their fair values. The Company records compensation expense over an award’s requisite service period, or vesting period, based on the award’s fair value at the date of grant. The Company’s policy is to charge the fair value of stock options as an expense, adjusted for forfeitures, on a straight-line basis over the vesting period, which is generally four years for employees and three years for directors. Prior to December 2011, the vesting of all of the Company’s stock options was based on the passage of time and the employees’ continued service. In December 2011 and January 2012, the Company granted performance-based stock options to purchase 697,500 shares of common stock to employees. As of the grant date of such options, options to purchase 174,375 shares were to vest immediately upon the achievement of various performance conditions and options to purchase 523,125 shares were to vest over a three year service period upon the achievement of the same performance conditions. During 2012 three of the specified performance conditions were achieved. As a result, options to purchase 80,213 shares vested immediately and options to purchase 240,640 shares began vesting over a three-year period in accordance with the terms of the performance-based options. In addition, during 2012, four of the specified performance conditions were not met by their deadlines resulting in the cancellation of 156,797 performance-based options. The Company recognizes expense over the implicit and explicit service periods for awards with performance conditions when the Company determines the achievement of the performance conditions to be probable.

The Company recorded charges of $2,096,000, $2,725,000, and $3,684,000 for the years ended December 31, 2012, 2011 and 2010, respectively, for stock-based compensation expense attributable to share-based payments made to employees and directors.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The following assumptions apply to the options to purchase 187,500, 1,671,000, and 1,087,000 shares of common stock granted to employees and directors during the years ended December 31, 2012, 2011 and 2010, respectively:

	2012	2011	2010
Average risk free interest rate	0.8%	1.4%	2.1%
Expected dividend yield	—	—	—
Expected lives (years)	5.6	6.3	4.9
Expected volatility	62%	64%	68%
Weighted average grant date fair value of options granted during the period (per share)	$0.51	$0.75	$1.69
Weighted average exercise price of options granted during the period (per share)	$0.92	$1.26	$2.95

The expected lives of the options and the expected volatility are based on historical experience. All options granted during the three years ended December 31, 2012 were granted at exercise prices equal to the fair market value of the common stock on the dates of grant.

The fair value of options that vested during 2012, 2011 and 2010 amounted to $2,123,000, $2,707,000 and $3,915,000, respectively. As of December 31, 2012, there was $1,546,000 of unrecognized compensation cost related to nonvested stock-based compensation arrangements, which the Company expects to recognize over a weighted average period of 1.8 years.

(k) Research and Development Expenses

All research and development expenses, including amounts funded by research collaborations, are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including drug development trials and studies, drug manufacturing, laboratory supplies, external research, payroll including stock-based compensation and overhead.

(l) Concentration of Credit Risk

Financial instruments that subject the Company to credit risk primarily consist of cash and cash equivalents and investments. The Company’s credit risk is managed by investing its cash and cash equivalents and marketable securities in highly rated money market instruments, certificates of deposit, corporate bonds, and debt securities. Due to these factors, no significant additional credit risk is believed by management to be inherent in the Company’s assets. As of December 31, 2012, all of the Company’s cash and cash equivalents are held at one financial institution.

(m) Fair Value of Assets and Liabilities

The Company measures fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date using assumptions that market participants would use in pricing the asset or liability (the “inputs”) into a three-tier fair value hierarchy. This fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets for identical assets or liabilities and the lowest priority (Level 3) to unobservable inputs in which little or no market data exists, requiring companies to develop their own assumptions. Observable inputs that do not meet the criteria of Level 1, and include quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets and liabilities in markets that are not active, are categorized as Level 2. Level 3 inputs are those that reflect the Company’s estimates about the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. Valuation techniques for assets and liabilities measured using Level 3 inputs may include unobservable inputs such as projections, estimates and management’s interpretation of current market data. These unobservable Level 3 inputs are only utilized to the extent that observable inputs are not available or cost-effective to obtain.

Effective January 1, 2012, the Company adopted, on a prospective basis, Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 820)” (ASU No. 2011-04), which updates the existing fair value measurement guidance currently included in the Accounting Standards Codification (ASC) to achieve common fair value measurement and disclosure requirements in United States Generally Accepted Accounting Principles (U.S. GAAP) and International Financial Reporting Standards. ASU No. 2011-04 is generally consistent with the Company’s previous fair value measurement policies but includes additional disclosure requirements, particularly for assets and liabilities that require the use of Level 3 inputs to measure fair value. The adoption of ASU No. 2011-04 did not have a material impact on the Company’s financial position or results of operations.

The table below presents the assets and liabilities measured and recorded in the financial statements at fair value on a recurring basis at December 31, 2012 and 2011 categorized by the level of inputs used in the valuation of each asset and liability.

(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets
Money market funds	$9,990	$9,990	$—	$—

Total Assets	$9,990	$9,990	$—	$—

Warrant liability	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

December 31, 2011
Assets
Money market funds	$24,532	$24,532	$—	$—

Total Assets	$24,532	$24,532	$—	$—

Warrant liability	$1,178	—	$—	$1,178

Total Liabilities	$1,178	$—	$—	$1,178

The Level 1 assets consist of money market funds, which are actively traded daily. Although the Company did not have any Level 2 assets at December 31, 2012 or 2011, Level 2 assets typically consist of corporate bond investments whose fair value is generally determined from quoted market prices received from pricing services based upon quoted prices from active markets and/or other significant observable market transactions at fair value. Since these prices may not represent actual transactions of identical securities, they are classified as Level 2. Since any investments are classified as available-for-sale securities, any unrealized gains or losses are recorded in accumulated other comprehensive income or loss within stockholders’ equity on the balance sheet. The Company did not elect to measure any other financial assets or liabilities at fair value.

In connection with the sale of its Series D preferred stock in November 2011, the Company issued warrants which contained provisions for anti-dilution protection in the event that the Company issued other equity securities at a price below $1.46 per common share. Because of the potential adjustment to the warrant exercise price that could result from this anti-dilution protection, the warrants do not meet the criteria set forth in ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s own Stock” to be considered indexed to the Company’s own stock. Accordingly, the Company has recorded the fair value of these warrants as a liability. The Company estimated the fair value of these warrants at the issuance date using the Black-Scholes Model as the result was not significantly different than the use of a lattice or binomial model because the price protection provision is subject to a floor of $1.46 per share and the initial exercise price is $1.63. The Company characterized this warrant liability as a Level 3 liability because its fair value measurement is based, in part, on significant inputs not observed in the market and reflects the Company’s assumptions as to the expected warrant exercise price, the expected volatility of the Company’s common stock, the expected dividend yield, the expected term of the warrant instrument and the expected percentage of warrants to be exercised.

The Company revalues the warrants at the end of each quarter using the Black-Scholes Model and recognizes the change in the fair value of the warrants is recognized in the statements of operations and comprehensive loss as other income (expense). The following assumptions and other inputs were used to compute the fair value of the warrant liability as of the November 4, 2011 issuance date, December 31, 2011 and November 9, 2012 when it was transferred to stockholders’ equity, as explained below:

	November 4, 2011	December 31, 2011	November 9, 2012
Common stock price	$1.92	$1.05	$0.70
Expected warrant exercise price	$1.46	$1.46	$1.46
Remaining term of warrant (years)	5.0	4.8	4.0
Expected volatility	61%	58%	59%
Average risk free interest rate	0.9%	0.8%	0.5%
Expected dividend yield	—	—	—
Expected percentage of warrants to be exercised	100%	100%	100%

The closing price of the Company’s common stock is readily determinable since it is publicly traded. The exercise price of the warrant was initially set at $1.63 subject to adjustment to as low as the $1.46 minimum exercise price per share for diluting effects such as if in specified circumstances the Company sells its common stock at a price below $1.46 per share. The Company used the $1.46 minimum exercise price as an assumption in computing the fair value of the warrant at November 4, 2011 and December 31, 2011 because the Company’s common stock was trading below the $1.63 maximum exercise price as of such dates. The sale of shares of Series E preferred stock and Series E warrants in our November 2012 Series E financing triggered an anti-dilution adjustment under the terms of the Series D warrants, resulting in the exercise price of the Series D warrants being reduced and fixed at the minimum $1.46 per share and the Series D warrants no longer being subject to any anti-dilution adjustments. Since the exercise price of the Series D warrants became fixed, the Series D warrants then met the exception under ASC 815-40 as they were now “indexed to the company’s own stock” and met certain criteria for equity classification, thus the Series D warrants were marked to fair value through earnings as of November 9, 2012 and then reclassified to stockholders equity at that time. The estimated remaining term of the warrant is readily determinable from the warrant agreement as it is the remaining contractual term. The expected volatility is based on the actual stock-price volatility over a period equal to the greater of the remaining term of the warrant or three years. The assumed risk-free interest rate is based on the U.S. Treasury security rate with a term equal to the remaining term of the warrant. The assumed dividend yield of zero is based on the fact that the Company has never paid cash dividends to common stockholders and has no present intention to pay cash dividends to common stockholders. The Company assumed that future financings would dilute the warrant holder’s ownership in the Company such that the 19.99% ownership limitation would not prevent the warrant holder from exercising all of the warrants during the term of the warrants.

Changes in the warrant liability from November 4, 2011 to November 9, 2012 were as follows:

(In thousands)	Fair Value of Warrant Liability
Balance, November 4, 2011	$3,152
Decrease in fair value	(1,974)

Balance, December 31, 2011	1,178
Decrease in fair value	(675)
Transfer to stockholders’ equity	(503)

Balance, November 9, 2012	—

The fair value of the warrants decreased from $3,152,000 at November 4, 2011 to $1,178,000 at December 31, 2011 primarily due to decreases in the market price of the Company’s common stock resulting in the recognition of $1,974,000 in non-operating income in 2011. The fair value of the warrants decreased from $1,178,000 at December 31, 2011 to 503,000 at November 9, 2012 primarily due to decreases in the market price of the Company’s common stock and the remaining term of the warrants resulting in the recognition of $675,000 of non-operating income during the period ended November 9, 2012 at which time the $503,000 fair value of the warrant liability was transferred to stockholders’ equity.

The Company did not elect to measure any other financial assets or liabilities at fair value.